Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.7	$ 1.8
Property, Plant and Equipment, Disposals	$ 0.0	$ 0.1